CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Current portion other financial assets	$ 9,150	$ 5,132
Other non-current financial assets	20,818	20,755
Other financial assets	29,968	25,887
Current portion of accounts receivable and other	22,065	20,283
Non-current portion of accounts receivable and other	9,864	9,935
Accounts receivable and other	31,929	30,218
Current portion of inventory	6,014	5,418
Non-current portion of inventory	3,245	3,040
Total	9,259	8,458
Current portion of accounts payable and other	30,514	30,125
Non-current portion of accounts payable and other	25,995	25,377
Accounts payable and other	56,509	55,502
Current portion of corporate borrowings	2,528	767
Non-current portion of corporate borrowings	12,445	13,465
Corporate Borrowings	14,973	14,232
Current portion of non-recourse borrowings of managed entities	38,386	36,696
Non-current non-recourse borrowings of managed entities	197,275	183,864
Non-recourse borrowings of managed entities	$ 235,661	$ 220,560